BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 4,668
2014	3,559
Total	$ 8,227